OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
OTHER ASSETS
Schedule of other assets

As at December 31,	2019	2018
Deferred financing costs associated with the revolving credit facility	$885	$1,172
Long-term receivables	388	448
Long-term proceeds receivable associated with a property disposal (note 7)	—	11,805
	$1,273	$13,425